Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based options for Class A shares and Class B shares issued

Class of shares	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
Employee stock option plan	November 2021, depending on the employee	2,330,000	*	2021-2026	Service condition
Modified Class B complex vesting options	01.01.2019	4,120,300	*	2022-2026	Service condition, performance non-market condition
Modified complex conditional upon listing	18.11.2020	20,000	*	2021	Service condition, performance non-market condition
Total share options granted as at June 30, 2022		6,470,300		–	–

* Options granted refer to Nexters Inc. shares

Schedule of share-based payments expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

Class B complex vesting	398	—	150	—
Complex conditional upon listing	—	705	—	315
Employee stock option plan	1,631	—	814	—
Total recorded expenses	2,029	705	964	315
therein recognized:
within Game operation cost	64	—	32	—
within Selling and marketing expenses	129	—	65	—
within General and administrative expenses	1,836	705	867	315

Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to the stated conditions	1,631	705	814	315
Total recorded expenses	1,631	705	814	315

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Market price, US$	From 7.86 to 8.71
Strike price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average FV of one option, US$	3.57

Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to options with only the service condition	150	—	50	—
Expenses in relation to the options with yet unfulfilled performance non-market condition	248	—	100	—
Total recorded expenses	398	—	150	—

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in Nexters Inc.

Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expenses in relation to yet unfulfilled condition	—	705	—	315

Total recorded expenses	—	705	—	315

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 18,	November 18,
	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11